UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--48.1%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/1/11	0.25	85,000,000		85,000,000
11/4/11	0.40	25,000,000	a	24,999,647
11/10/11	0.02	75,000,000		74,999,625
2/6/12	0.44	80,000,000	a	79,980,371
3/29/12	0.35	50,000,000	a	49,995,873
Federal Home Loan Bank:
11/1/11	0.25	400,000,000	a	399,887,734
11/15/11	0.31	50,000,000		49,998,774
11/16/11	0.01	355,400,000		355,398,141
11/17/11	0.30	250,000,000		249,995,178
11/18/11	0.01	176,100,000		176,099,168
11/23/11	0.04	1,402,705,000		1,402,670,868
11/23/11	0.30	75,000,000		74,998,011
11/25/11	0.01	250,000,000		249,998,333
11/29/11	0.32	37,930,000		37,943,822
11/30/11	0.12	419,300,000		419,260,635
12/21/11	0.02	185,944,000		185,938,835
12/28/11	0.02	919,000,000		918,970,898
1/4/12	0.11	306,500,000		306,442,787
1/20/12	0.04	369,000,000		368,971,300
2/22/12	0.07	200,000,000		200,035,514
6/20/12	0.25	76,445,000		77,225,169
8/15/12	0.16	233,690,000		241,832,561
8/22/12	0.18	248,235,000		251,348,383
Federal Home Loan Mortgage Corp.:
11/22/11	0.01	200,000,000	b	199,998,833
11/28/11	0.10	355,643,000	b	355,617,828
12/13/11	0.18	250,000,000	b	249,947,500
12/27/11	0.02	200,000,000	b	199,993,778

10/19/12	0.18	300,000,000	b	299,470,500
Federal National Mortgage Association:
11/1/11	0.26	287,445,000	a,b	287,545,612
11/1/11	0.29	601,485,000	a ,b	601,354,297
11/15/11	0.25	72,242,000	b	72,383,251
11/23/11	0.13	180,000,000	b	179,985,700
11/23/11	0.26	100,000,000	b	100,043,715
11/30/11	0.13	50,000,000	b	49,994,603
12/5/11	0.04	800,000,000	b	799,969,778
12/28/11	0.02	115,385,000	b	115,382,260
10/15/12	0.18	300,000,000	b	299,476,500
Total U.S. Government Agencies
(cost $10,093,155,782)				10,093,155,782

U.S. Treasury Bills--14.6%
11/25/11	0.00	960,000,000		959,999,160
1/12/12	0.01	400,000,000		399,996,000
1/19/12	0.01	200,000,000		199,997,806
2/2/12	0.02	200,000,000		199,989,667
2/9/12	0.03	250,000,000		249,979,167
2/16/12	0.02	850,000,000		849,938,326
3/1/12	0.04	200,000,000		199,976,052
Total U.S. Treasury Bills
(cost $3,059,876,178)				3,059,876,178

U.S. Treasury Notes--6.0%
11/30/11	0.01	357,000,000		357,210,495
11/30/11	0.25	100,000,000		100,335,756
1/17/12	0.06	200,000,000		200,438,341
1/31/12	0.02	175,000,000		175,369,164
2/29/12	0.28	100,000,000		100,193,217
6/15/12	0.22	50,000,000		50,509,807
7/16/12	0.08	100,000,000		100,968,859
8/31/12	0.14	162,000,000		162,317,512
Total U.S. Treasury Notes
(cost $1,247,343,151)				1,247,343,151

Repurchase Agreements--31.2%
ABN AMRO Bank N.V.
dated 10/31/11, due 11/1/11 in the amount of
$1,600,004,889 (fully collateralized by $232,600,000
U.S. Treasury Bonds, 3.50%-7.25%, due
5/15/16-2/15/41, value $293,198,702, $58,300,000 U.S.
Treasury Inflation Protected Securities, 1.25%-3.88%,
due 4/15/12-4/15/29, value $86,402,465 and
$1,185,298,600 U.S. Treasury Notes, 0.50%-4.63%, due
11/30/11-2/15/21, value $1,252,398,857)	0.11	1,600,000,000	1,600,000,000
Barclays Capital, Inc.
dated 10/31/11, due 11/1/11 in the amount of
$232,000,580 (fully collateralized by $208,779,500
U.S. Treasury Notes, 3.63%, due 2/15/20, value
$236,640,063)	0.09	232,000,000	232,000,000
BNP Paribas
dated 10/31/11, due 11/1/11 in the amount of
$550,001,222 (fully collateralized by $56,425,400
U.S. Treasury Bonds, 3.75%-8.50%, due
2/15/20-8/15/41, value $75,174,529, $446,050,300 U.S.
Treasury Notes, 0.63%-4%, due 5/15/12-12/31/16, value
$462,307,172 and $56,544,000 U.S. Treasury Strips,
due 5/15/36, value $23,518,346)	0.08	550,000,000	550,000,000
Citigroup Global Markets Holdings Inc.
dated 10/31/11, due 11/1/11 in the amount of
$20,000,050 (fully collateralized by $18,467,300 U.S.
Treasury Notes, 3.13%, due 5/15/19, value $20,400,110)	0.09	20,000,000	20,000,000
Credit Agricole Securities (USA) Inc.
dated 10/31/11, due 11/1/11 in the amount of
$485,001,347 (fully collateralized by $491,734,800
U.S. Treasury Notes, 0.50%, due 5/31/13, value
$494,700,041)	0.10	485,000,000	485,000,000
Credit Suisse Securities LLC
dated 10/31/11, due 11/1/11 in the amount of
$300,000,667 (fully collateralized by $570,597,875
U.S. Treasury Strips, due 2/15/15-8/15/40, value
$306,001,433)	0.08	300,000,000	300,000,000
HSBC USA Inc.
dated 10/31/11, due 11/1/11 in the amount of
$1,150,002,556 (fully collateralized by $145,139,800
U.S. Treasury Bonds, 5.50%, due 8/15/28, value

$194,955,858 and $968,668,500 U.S. Treasury Notes,
0.50%-1.75%, due 8/15/14-10/31/18, value $978,048,174)	0.08	1,150,000,000	1,150,000,000
Merrill Lynch & Co. Inc.
dated 10/31/11, due 11/1/11 in the amount of
$500,001,111 (fully collateralized by $274,448,000
U.S. Treasury Bonds, 6%, due 2/15/26, value
$380,383,377 and $128,747,100 U.S. Treasury Notes,
0.63%, due 7/15/14, value $129,616,688)	0.08	500,000,000	500,000,000
RBC Capital Markets
dated 10/31/11, due 11/1/11 in the amount of
$750,001,042 (fully collateralized by $31,221,437
Federal National Mortgage Association, 5.50%, due
10/1/41,value $33,919,729 and $726,890,000 U.S.
Treasury Notes, 0.50%-2.75%, due 10/31/13-10/15/14,
value $731,080,271)	0.05	750,000,000	750,000,000
Societe Generale
dated 10/31/11, due 11/1/11 in the amount of
$750,001,875 (fully collateralized by $229,765,700
U.S. Treasury Bills, due 4/19/12, value
$229,705,961, $125,000,000 U.S. Treasury Bonds,
7.13%, due 2/15/23, value $184,148,536, $116,020,500
U.S. Treasury Inflation Protected Securities,
1.13%-2.63%, due 7/15/17-1/15/21, value $149,380,385
and $193,829,200 U.S. Treasury Notes, 1.75%-2.50%,
due 1/31/14-4/30/15, value $201,765,143)	0.09	750,000,000	750,000,000
TD Securities (USA) LLC
dated 10/31/11, due 11/1/11 in the amount of
$195,000,488 (fully collateralized by $95,392,600
U.S. Treasury Inflation Protected Securities, 3.88%,
due 4/15/29, value $198,900,178)	0.09	195,000,000	195,000,000
Total Repurchase Agreements
(cost $6,532,000,000)			6,532,000,000
Total Investments (cost $20,932,375,111)		99.9%	20,932,375,111
Cash and Receivables (Net)		.1%	10,824,687
Net Assets		100.0%	20,943,199,798

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	20,932,375,111
Level 3 - Significant Unobservable Inputs	-
Total	20,932,375,111

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--42.6%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/23/11	0.24	100,000,000	a	99,996,765
11/23/11	0.25	74,500,000	a	74,489,104
11/25/11	0.01	10,000,000		9,999,933
11/30/11	0.01	50,000,000		50,018,222
12/2/11	0.02	25,000,000		24,999,569
2/6/12	0.44	75,000,000	a	74,981,598
5/24/12	0.31	50,000,000	a	49,997,152
7/25/12	0.33	225,000,000	a	224,966,705
8/17/12	0.32	82,500,000	a	82,552,889
Federal Home Loan Bank:
11/2/11	0.09	200,000,000		199,999,486
11/4/11	0.03	50,422,000		50,421,895
11/9/11	0.02	174,000,000		173,999,060
11/18/11	0.02	50,000,000		49,999,646
11/25/11	0.09	106,822,000		106,815,896
11/30/11	0.01	53,670,000		53,669,784
12/2/11	0.03	100,000,000		99,997,417
12/7/11	0.05	116,000,000		115,994,780
12/23/11	0.02	118,455,000		118,451,578
12/28/11	0.02	100,000,000		99,997,625
12/30/11	0.03	140,000,000		139,993,117
5/18/12	0.13	50,000,000		50,268,109
Total U.S. Government Agencies
(cost $1,951,610,330)				1,951,610,330

U.S. Treasury Bills--26.2%
11/3/11	0.00	14,000,000		14,000,000
11/10/11	0.01	196,000,000		195,999,661
11/17/11	0.003	60,000,000		59,999,922

11/25/11	0.01	414,000,000	413,998,620
12/8/11	0.00	5,000,000	5,000,000
12/15/11	0.00	100,000,000	100,000,000
12/22/11	0.01	106,000,000	105,998,243
1/5/12	0.01	50,000,000	49,999,549
1/19/12	0.01	50,000,000	49,998,903
1/26/12	0.01	125,000,000	124,997,014
3/29/12	0.04	85,000,000	84,987,687
Total U.S. Treasury Bills
(cost $1,204,979,599)			1,204,979,599

U.S. Treasury Notes--31.0%
11/30/11	0.02	243,000,000	243,141,206
11/30/11	0.13	219,000,000	219,757,341
1/3/12	0.01	80,000,000	80,129,679
1/3/12	0.02	170,000,000	171,285,285
1/31/12	0.02	305,000,000	305,640,578
2/15/12	0.02	250,000,000	250,971,835
4/2/12	0.07	100,000,000	101,828,478
6/15/12	0.22	50,000,000	50,509,807
Total U.S. Treasury Notes
(cost $1,423,264,209)			1,423,264,209
Total Investments (cost $4,579,854,138)		99.8%	4,579,854,138
Cash and Receivables (Net)		.2%	11,053,655
Net Assets		100.0%	4,590,907,793

a	Variable rate security--interest rate subject to periodic change.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,579,854,138
Level 3 - Significant Unobservable Inputs	-
Total	4,579,854,138

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)